Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Cash and cash equivalents	¥ 2,501,188,374	$ 363,782,761	¥ 6,832,306,121
Allowance for loan principal and financing service fee receivables, current	569,834,399	82,878,976	519,254,006
Allowance for finance lease receivable net current	10,135,319	1,474,121	0
Finance lease receivable unearned revenue current	31,533,522	4,586,361	604,504
Short-term amounts due from related parties, from consolidated trusts	2,071	301	551,214,823
Allowance for the receivables from suppliers, current	15,121,668	2,199,355	11,822,819
Other current assets, net of allowance	1,818,222,205	264,449,452	482,350,979
Allowance of long-term loan principal and financing service fee receivables	15,500,802	2,254,498	0
Allowance for finance lease receivable, non-current	18,630,094	2,709,635	0
Finance lease receivable unearned revenue non-current	163,062,580	23,716,469	6,006,018
Short-term borrowings of the consolidated VIE without recourse to the Company	3,860,440,575	561,477,794	7,979,414,522
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	507,486,437	73,810,841	315,692,795
Short-term amounts due to related parties of the consolidated VIE without recourse to the Company | ¥			719,563,038
Guarantee liabilities of the consolidated VIE without recourse to the Company	302,604,578	44,012,010	46,981,325
Income tax payable of the consolidated VIE without recourse to the Company	348,829,956	50,735,213	268,373,167
Long-term borrowings of the consolidated VIE without recourse to the Company	¥ 413,400,000	$ 60,126,536	¥ 510,023,905
Class A Voting Ordinary Shares [Member]
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized	656,508,828	656,508,828	656,508,828
Common stock, shares issued	243,425,092	243,425,092	266,884,398
Common stock, shares outstanding	232,952,916	232,952,916	262,347,283
Class B Voting Ordinary Shares [Member]
Common stock, par value | $ / shares		$ 0.0001
Common stock, shares authorized	63,491,172	63,491,172	63,491,172
Common stock, shares issued	63,491,172	63,491,172	63,491,172
Common stock, shares outstanding	63,491,172	63,491,172	63,491,172
Variable Interest Entity [Member]
Short-term borrowings of the consolidated VIE without recourse to the Company	¥ 2,896,543,571	$ 421,284,790	¥ 7,979,414,522
Accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company	347,034,010	50,474,003	292,946,084
Short-term amounts due to related parties of the consolidated VIE without recourse to the Company	1,362,740,153	198,202,335	815,262,682
Guarantee liabilities of the consolidated VIE without recourse to the Company	197,387,970	28,708,890	46,981,325
Income tax payable of the consolidated VIE without recourse to the Company	241,992,558	35,196,358	268,797,914
Long-term borrowings of the consolidated VIE without recourse to the Company	413,400,000	60,126,536	510,023,905
Consolidated Trusts [Member]
Cash and cash equivalents	5,896,700	857,639	434,976,983
Short-term loan principal and financing service fee receivables, net deferred origination costs, from consolidated trust	2,945,308,734	428,377,388	5,582,178,034
Short-term amounts due from related parties, from consolidated trusts	0	0	476,431,262
Other current assets, net of allowance	49,594,689	7,213,248	83,623,450
Allowance of long-term loan principal and financing service fee receivables	¥ 51,541,094	$ 7,496,341	¥ 0